Note 21 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	$ 191,071	$ 176,039
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	4,144,673	3,533,366
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	102,503	106,850
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member]
Statement Line Items [Line Items]
FVOCI, liabilities		0
At fair value [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	191,071
FVOCI, liabilities	0
FVTPL, liabilities	0
At fair value [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	4,182,338	3,436,491
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	99,152	109,033
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities		176,039
FVTPL, liabilities		0
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0
FVOCI, liabilities	0
FVTPL, liabilities	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities		0
FVOCI, liabilities		0
FVTPL, liabilities		0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0
FVOCI, liabilities	0
FVTPL, liabilities	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	99,152	109,033
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities		0
FVOCI, liabilities		0
FVTPL, liabilities		0
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	191,071
FVOCI, liabilities	0
FVTPL, liabilities	0
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	4,182,338	3,436,491
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities		176,039
FVOCI, liabilities		0
FVTPL, liabilities		0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	225,254	132,242
Cash and cash equivalents [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	225,254	132,242
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	225,254	132,242
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	299,300	167,940
FVTPL, assets	0	0
Securities [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	299,300	167,940
FVTPL, assets	0	0
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	299,300	167,940
FVTPL, assets	0	0
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,236,116	3,850,404
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,190,523	3,837,599
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,190,523	3,837,599
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	20	1,517
Derivatives [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	20	1,517
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	20	1,517
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Total loans	0	0
Other financial assets [member] | At fair value [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	0	0
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	0	0
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Amortized cost	$ 0	$ 0